Label	Element	Value
Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Offensive Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended July 31, 2015, the Fund's portfolio turnover rate was 257% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	257.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients' assets among the Fund, the Tactical Offensive Equity Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SIMC, the adviser to the Fund. The Adviser Managed Strategy is based on models developed by the Financial Adviser and is not subject to the oversight of or input from SIMC.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser's redemption request will cause the Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the redemption request. If the Financial Adviser redeems all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund when the Fund is not an active component of the Adviser Managed Strategy.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest: (i) at least 50% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index); (ii) up to 20% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to non-investment grade fixed income securities (also known as "high yield" securities or "junk bonds") (High Yield Index); and (iii) up to 20% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to fixed income securities of issuers located in emerging market countries (Emerging Market Fixed Income Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Investment Grade, High Yield and Emerging Market Fixed Income Indexes, the assets allocated to each index will be managed using a passive approach.

In addition, SIMC will directly manage up to 10% of the Fund's assets. SIMC will generally invest in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the foreign sovereign debt market (Foreign Sovereign Debt Index). SIMC may adjust the Fund's allocation of assets among the U.S. Investment Grade, High Yield, Emerging Market Fixed Income and Foreign Sovereign Debt Indexes (each, an Index, and collectively, the Indexes) over time, depending on its assessment of the markets.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes and the Fund's tracking of the Indexes and the performance of the Indexes. The Fund's ability to track the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's fees and expenses.

In seeking to track the performance of an Index, SIMC and the Sub-Adviser employ a "sampling" strategy rather than attempting to purchase all of the securities represented in the Index. A sampling strategy means that the Fund will seek to hold a representative portfolio of securities with generally the same risk and return characteristics of the Index. Such characteristics may include, but are not limited to, duration, yield, credit quality, sector weights, market technicals and country exposure. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund.

The Fund may invest in U.S. and foreign investment and non-investment grade (also known as "high yield" securities or "junk bonds") fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-backed securities, mortgage-backed securities (including commercial mortgage-backed securities and through TBA transactions), sovereign debt, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. The Fund may hold instruments from any of the Indexes followed by the Fund and may also invest in fixed income securities that are not included in an Index.

The Fund may use exchange traded funds (ETFs), futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up an Index to synthetically obtain exposure to the fixed income markets, including during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging or investment purposes. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities.

The Fund invests primarily in investment grade securities (those rated AAA, AA, A or BBB-). However, the Fund may invest in non-rated securities or securities rated below investment grade (BB+, B and CCC). Securities rated below investment grade are sometimes referred to as "high yield" securities or "junk bonds." The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser. The Sub-Adviser's passive investment strategy seeks to track an index return, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis.

The market capitalization and composition of the Indexes are subject to change. SIMC or the Sub-Adviser may sell securities that are represented in an Index or purchase securities that are not represented in an Index, prior to or after their removal or addition to the Index.

When the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager of the Fund, and a sub-adviser will not be used.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Adviser Managed Strategy Risk — The Fund is a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients' assets among the Fund, the Tactical Offensive Equity Fund and a money market fund affiliated with the Fund. These asset shifts among the funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Fund's shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Fund and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Fund will not be invested pursuant to its investment strategy during such time. When the Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Fund may be forced to sell securities at below current market values or the Fund's selling activity may drive down the market value of securities being sold. The Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if the Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Fund receives a large purchase order as a result of the Adviser Managed Strategy, the Fund may be required to rapidly purchase portfolio securities. This may cause the Fund to incur higher than normal transaction costs or may require the Fund to purchase portfolio securities at above current market values. Further, the Fund's purchasing activity may drive up the market value of securities being purchased or the Fund may be required to purchase portfolio holdings at a time when the portfolio managers would not otherwise recommend doing so. When the Fund is not an active component of the Adviser Managed Strategy, the Fund's investments may not be consistent with the Fund's investment goal, and the Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes and for direct management will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (also known as high yield securities or junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund's investments in securities denominated in and/or receiving revenues in foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the Fund's investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Tracking Error Risk — The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's investments and the Indexes' components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past three calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Because of the Fund's unique manner of operation in following the Adviser Managed Strategy, the Fund's performance may not be comparable to the performance of other mutual funds that invest in similar securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past three calendar years and by showing how the Fund's average annual returns for 1 year and since the Fund's inception compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's Blended Benchmark, which consists of the Barclays Capital U.S. Aggregate Bond Index (76%), Barclays Capital High Yield Very Liquid Index (9.5%), Citi Emerging Markets U.S. Dollar Government Bond Index (9.5%) and Barclays Capital Global Treasury G6 (G7 ex-US) Index (5%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2.65% (09/30/12) Worst Quarter: -2.80% (06/30/13) The Fund's total return (pre-tax) from January 1, 2015 to September 30, 2015 was 0.20%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (pre-tax)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's Blended Benchmark, which consists of the Barclays Capital U.S. Aggregate Bond Index (76%), Barclays Capital High Yield Very Liquid Index (9.5%), Citi Emerging Markets U.S. Dollar Government Bond Index (9.5%) and Barclays Capital Global Treasury G6 (G7 ex-US) Index (5%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Tactical Offensive Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
Tactical Offensive Fixed Income Fund | The Fund's 76/9.5/9.5/5 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's 76/9.5/9.5/5 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2012	rr_AnnualReturn2012	7.08%
Annual Return 2013	rr_AnnualReturn2013	(1.76%)
Annual Return 2014	rr_AnnualReturn2014	4.36%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 25, 2011
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Tactical Offensive Fixed Income Fund | Tactical Offensive Fixed Income Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.55%

[1]	Index returns are shown from February 28, 2011.
[2]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.